Interests in unconsolidated structured entities (Detail 1) - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		$ 15,326	$ 11,247
Total liabilities		390	552
Financial assets at fair value held for trading
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	[1]	8,101	6,466
Total assets		8,101	6,466
Derivative financial instruments - assets
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	[1]	211	53
Total assets		213	55
Loans and advances to customers
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	[1]	179	174
Total assets		179	174
Financial assets at fair value not held for trading
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	[1]	208	997
Total assets		208	245
Financial assets measured at fair value through other comprehensive income
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	[1]	6,624	3,955
Total assets		6,624	3,955
Other financial assets measured at amortized cost
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	[1]	250	1,372
Total assets		0	351
Derivative financial instruments - liabilities
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	[1]	0	1
Total liabilities		390	552
Securitization vehicles
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	[2]	416	888
Total liabilities		3	2
Assets held by the unconsolidated structured entities in which UBS had an interest	[3]	39,000	55,000
Assets recognised in entity's financial statements in relation to structured entities, which was held in Non-core and Legacy Portfolio unit within Group Functions		200	600
Securitization vehicles | Financial assets at fair value held for trading
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		375	462
Securitization vehicles | Derivative financial instruments - assets
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		6	9
Securitization vehicles | Financial assets at fair value not held for trading
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		35	81
Securitization vehicles | Other financial assets measured at amortized cost
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets			335
Securitization vehicles | Derivative financial instruments - liabilities
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total liabilities	[4]	3	2
Client vehicles
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		6,805	4,118
Total liabilities		11	225
Assets held by the unconsolidated structured entities in which UBS had an interest	[5]	136,000	73,000
Client vehicles | Financial assets at fair value held for trading
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		131	130
Client vehicles | Derivative financial instruments - assets
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		49	9
Client vehicles | Financial assets at fair value not held for trading
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	[6]	1	8
Client vehicles | Financial assets measured at fair value through other comprehensive income
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		6,624	3,955
Client vehicles | Other financial assets measured at amortized cost
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	[6]	0	16
Client vehicles | Derivative financial instruments - liabilities
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total liabilities		11	225
Investment funds
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		8,104	6,242
Total liabilities		376	324
Assets held by the unconsolidated structured entities in which UBS had an interest	[7]	484,000	413,000
Investment funds | Financial assets at fair value held for trading
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		7,595	5,874
Investment funds | Derivative financial instruments - assets
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		158	36
Investment funds | Loans and advances to customers
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		179	174
Investment funds | Financial assets at fair value not held for trading
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		172	157
Investment funds | Derivative financial instruments - liabilities
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total liabilities		376	324
UBS AG
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		15,227	11,152
Total liabilities		390	552
UBS AG | Financial assets at fair value held for trading
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	[1]	8,101	6,466
Total assets		8,101	6,466
UBS AG | Derivative financial instruments - assets
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	[1]	211	53
Total assets		213	55
UBS AG | Loans and advances to customers
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	[1]	179	174
Total assets		179	174
UBS AG | Financial assets at fair value not held for trading
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	[1]	109	902
Total assets		109	151
UBS AG | Financial assets measured at fair value through other comprehensive income
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	[1]	6,624	3,955
Total assets		6,624	3,955
UBS AG | Other financial assets measured at amortized cost
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	[1]	250	1,372
Total assets		0	351
UBS AG | Derivative financial instruments - liabilities
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	[1]	0	1
Total liabilities		390	552
UBS AG | Securitization vehicles
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	[2]	416	888
Total liabilities		3	2
Assets held by the unconsolidated structured entities in which UBS had an interest	[3]	39,000	55,000
Assets recognised in entity's financial statements in relation to structured entities, which was held in Non-core and Legacy Portfolio unit within Group Functions		200	600
UBS AG | Securitization vehicles | Financial assets at fair value held for trading
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		375	462
UBS AG | Securitization vehicles | Derivative financial instruments - assets
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		6	9
UBS AG | Securitization vehicles | Financial assets at fair value not held for trading
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		35	81
UBS AG | Securitization vehicles | Other financial assets measured at amortized cost
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets			335
UBS AG | Securitization vehicles | Derivative financial instruments - liabilities
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total liabilities	[4]	3	2
UBS AG | Client vehicles
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		6,805	4,118
Total liabilities		11	225
Assets held by the unconsolidated structured entities in which UBS had an interest	[5]	136,000	73,000
UBS AG | Client vehicles | Financial assets at fair value held for trading
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		131	130
UBS AG | Client vehicles | Derivative financial instruments - assets
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		49	9
UBS AG | Client vehicles | Financial assets at fair value not held for trading
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	[6]	1	8
UBS AG | Client vehicles | Financial assets measured at fair value through other comprehensive income
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		6,624	3,955
UBS AG | Client vehicles | Other financial assets measured at amortized cost
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	[6]	0	16
UBS AG | Client vehicles | Derivative financial instruments - liabilities
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total liabilities		11	225
UBS AG | Investment funds
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		8,005	6,147
Total liabilities		376	324
Assets held by the unconsolidated structured entities in which UBS had an interest	[7]	484,000	413,000
UBS AG | Investment funds | Financial assets at fair value held for trading
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		7,595	5,874
UBS AG | Investment funds | Derivative financial instruments - assets
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		158	36
UBS AG | Investment funds | Loans and advances to customers
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		179	174
UBS AG | Investment funds | Financial assets at fair value not held for trading
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		73	62
UBS AG | Investment funds | Derivative financial instruments - liabilities
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total liabilities		$ 376	$ 324

[1]	For the purpose of this disclosure, maximum exposure to loss amounts do not consider the risk-reducing effects of collateral or other credit enhancements
[2]	As of 31 December 2020, USD 0.2 billion of the USD 0.4 billion (31 December 2019: USD 0.6 billion of the USD 0.9 billion) was held in Group Functions – Non-core and Legacy Portfolio.
[3]	Represents the principal amount outstanding.
[4]
Comprised of credit default swap liabilities and other swap liabilities. The maximum exposure to loss for credit default swap liabilities is equal to the sum of the negative carrying amount and the notional amount. For other swap liabilities, no maximum exposure to loss is reported.

[5]	Represents the market value of total assets.
[6]	Represents the carrying amount of loan commitments. The maximum exposure to loss for these instruments is equal to the notional amount.
[7]	Represents the net asset value of the investment funds sponsored by UBS and the carrying amount of UBS’s interests in the investment funds not sponsored by UBS.